DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2013
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Amounts recorded in respect of discontinued operations in the three and six months ended June 30, 2013 and June 30, 2012 are as follows;

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Operating revenues	—	9,053	—	18,639
Net gain on sale of vessel	31	—	31	—
Impairment loss on vessel	—	—	(5,342)	—
Net (loss) income	(356)	202	(6,868)	962